Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended		22 Months Ended				29 Months Ended		30 Months Ended		34 Months Ended		56 Months Ended		60 Months Ended		80 Months Ended		94 Months Ended		118 Months Ended		120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 15, 2022	Dec. 14, 2022	Sep. 30, 2022	Apr. 11, 2022	Dec. 15, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Feb. 09, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Dec. 03, 2014	Sep. 30, 2014
C000134841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Equity Fund (Class A/REEAX)— including sales load (5.75%)
Account Value	$ 15,569	$ 15,569	$ 15,569	$ 15,569		$ 15,569		$ 15,569		$ 15,569		$ 15,569		$ 15,569		$ 15,569	$ 15,569	$ 15,569		$ 15,569		$ 15,569		$ 15,569	$ 15,569	$ 12,389			$ 10,599			$ 14,014	$ 12,571	$ 11,574	$ 11,268		$ 11,405	$ 9,764	$ 8,571		$ 9,427
Average Annual Return, Percent			18.46%														4.87%							4.53%
C000134841 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Equity Fund (Class A/REEAX) — excluding sales load
Average Annual Return, Percent			25.67%														6.11%							5.15%
C000134842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Equity Fund (Class I/REEIX)
Account Value	$ 422,305	422,305	$ 422,305	422,305		422,305		422,305		422,305		422,305		422,305		422,305	$ 422,305	422,305		422,305		422,305		$ 422,305	422,305	335,253			286,138			377,415	337,659	310,020	301,465		303,968	259,955	227,860		250,000
Average Annual Return, Percent			25.97%														6.38%							5.38%
C000175516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Equity Fund (Class R6/RREMX)
Account Value	$ 424,131	$ 424,131	$ 424,131	424,131		424,131		424,131		424,131		424,131		424,131		$ 424,131	$ 424,131	424,131		424,131		424,131		$ 424,131	$ 424,131	336,589			286,964			379,004	338,998	311,373	302,535		305,229	260,983	228,758		250,000
Average Annual Return, Percent		26.01%														6.38%									5.43%
C000138515 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)— including sales load (1.50%)
Account Value	$ 12,304	$ 12,304	12,304	12,304		12,304		12,304		12,304		12,304		12,304		$ 12,304	12,304	12,304		12,304		12,304		12,304	$ 12,304	11,379			10,875			11,503	11,387	10,996	10,465		10,405	10,237	9,983		9,852
Average Annual Return, Percent		6.55%														1.97%									2.10%
C000138515 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX) — excluding sales load
Average Annual Return, Percent		8.13%														2.27%									2.25%
C000135576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)
Account Value	$ 12,602	$ 12,602	12,602	12,602		12,602		12,602		12,602		12,602		12,602		$ 12,602	12,602	12,602		12,602		12,602		12,602	$ 12,602	11,643			11,116			11,747	11,617	11,217	10,665		10,593	10,411	10,133		10,000
Average Annual Return, Percent		8.24%														2.36%									2.34%
C000138516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)
Account Value	$ 12,667	$ 12,667	12,667	12,667		12,667		12,667		12,667		12,667		12,667		$ 12,667	12,667	12,667		12,667		12,667		12,667	$ 12,667	11,730			11,012			11,371	11,266	10,985	10,596		10,439	10,277	10,083		10,000
Average Annual Return, Percent		7.99%														2.89%									2.39%
C000135577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)
Account Value	$ 12,781	$ 12,781	12,781	12,781		12,781		12,781		12,781		12,781		12,781		$ 12,781	12,781	12,781		12,781		12,781		12,781	$ 12,781	11,823			11,087			11,427	11,322	11,017	10,616		10,459	10,275	10,091		10,000
Average Annual Return, Percent		8.10%														3.01%									2.48%
C000217814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Global Opportunities Fund (Class A/RGPAX)— including sales load (5.75%)
Account Value	$ 23,877	$ 23,877	23,877	23,877		23,877		23,877		23,877		23,877		$ 23,877		$ 23,877	23,877	23,877		23,877		23,877		23,877	$ 23,877	18,284			16,914			22,735	17,529	14,822	14,538		12,555	10,268	9,159	$ 9,425
Average Annual Return, Percent		23.07%												9.26%	[1]	8.71%
C000217814 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Global Opportunities Fund (Class A/RGPAX) — excluding sales load
Average Annual Return, Percent		30.59%												9.92%	[1]	10.01%
C000146417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Global Opportunities Fund (Class I/RGOIX)
Account Value	$ 258,267	$ 258,267	258,267	258,267		258,267		258,267		258,267		258,267		$ 258,267		$ 258,267	258,267	258,267		258,267		$ 258,267		258,267	258,267	197,275			182,096			244,039	187,716	158,312	154,896		133,436	109,065	97,229	100,000
Average Annual Return, Percent		30.92%														10.28%						10.14%	[2]
C000175517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Global Opportunities Fund (Class R6/RGORX)
Account Value	$ 648,838	$ 648,838	$ 648,838	648,838		648,838		648,838		648,838		648,838		648,838		$ 648,838	$ 648,838	648,838		$ 648,838		$ 648,838		648,838	648,838	495,306			456,780			612,054	470,431	396,486	387,914		334,005	272,912	243,174	250,000
Average Annual Return, Percent			31.00%														10.35%			10.19%	[3]
C000217815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Opportunities Fund (Class A/RIOAX)— including sales load (5.75%)
Account Value	$ 14,268	$ 14,268	$ 14,268	14,268		14,268		14,268		14,268		14,268		$ 14,268		$ 14,268	$ 14,268	14,268		$ 14,268		14,268		14,268	14,268	11,859			10,894			15,571	12,023	11,350	11,139		10,710	9,320	8,748	9,425
Average Annual Return, Percent		13.39%												3.68%	[4]	3.45%
C000217815 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Opportunities Fund (Class A/RIOAX) — excluding sales load
Average Annual Return, Percent		20.32%												4.31%	[4]	4.68%
C000146418 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Opportunities Fund (Class I/RIOIX)
Account Value	$ 155,917	$ 155,917	155,917	155,917		155,917		155,917		155,917		155,917		$ 155,917		$ 155,917	155,917	155,917		155,917		$ 155,917		155,917	155,917	129,564			118,705			169,219	130,239	121,506	118,947		114,079	99,133	92,920	100,000
Average Annual Return, Percent		20.34%														5.11%						4.62%	[5]
C000175518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Opportunities Fund (Class R6/RIORX)
Account Value	$ 391,739	$ 391,739	$ 391,739	391,739		391,739		391,739		391,739		391,739		391,739		$ 391,739	$ 391,739	391,739		$ 391,739		$ 391,739		391,739	391,739	325,067			298,043			424,465	326,791	304,259	297,894		285,678	248,065	232,396	250,000
Average Annual Return, Percent			20.51%														5.18%			4.68%	[6]
C000195520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Value Equity Fund (Class A/REVAX)— including sales load (5.75%)
Account Value	$ 11,445	$ 11,445	$ 11,445	11,445		11,445		$ 11,445		11,445		11,445		11,445		$ 11,445	$ 11,445	11,445		$ 11,445		11,445		11,445	11,445	9,200			7,860			10,892	8,262	8,004	8,286	$ 9,425
Average Annual Return, Percent		17.30%						2.05%	[7]							6.14%
C000195520 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Value Equity Fund (Class A/REVAX) — excluding sales load
Average Annual Return, Percent		24.41%						2.97%	[7]							7.41%
C000195521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Value Equity Fund (Class I/REMVX)
Account Value	$ 308,483	$ 308,483	308,483	308,483		308,483		$ 308,483		308,483		308,483		308,483		$ 308,483	308,483	$ 308,483		308,483		308,483		308,483	308,483	247,098			210,572			291,365	220,461	213,047	220,000	250,000
Average Annual Return, Percent		24.84%														7.68%		3.22%	[8]
C000195522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)
Account Value	$ 309,823	$ 309,823	309,823	309,823		309,823		309,823		309,823		309,823		309,823		$ 309,823	309,823	$ 309,823		309,823		309,823		309,823	309,823	248,199			211,327			292,071	220,997	213,452	220,250	250,000
Average Annual Return, Percent		24.83%														7.74%		3.28%	[9]
C000232919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Global Equity Leaders Fund (Class A/RGELX)— including sales load (5.75%)
Account Value	$ 10,179	$ 10,179	$ 10,179	10,179		10,179		10,179		10,179		$ 10,179		10,179		$ 10,179	10,179	$ 10,179		10,179		10,179		10,179	10,179	7,540			6,786		$ 9,425
Average Annual Return, Percent			27.15%									0.64%	[10]
C000232919 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Global Equity Leaders Fund (Class A/RGELX) — excluding sales load
Average Annual Return, Percent			34.99%									2.79%	[10]
C000232918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Global Equity Leaders Fund (Class I/RGLIX)
Account Value	$ 108,752	$ 108,752	$ 108,752	108,752		108,752		108,752		108,752		$ 108,752		108,752		108,752	108,752	108,752		108,752		108,752		108,752	108,752	80,321			72,100		100,000
Average Annual Return, Percent		35.40%										3.05%	[11]
C000232920 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Global Equity Leaders Fund (Class R6/RGRLX)
Account Value	$ 272,158	$ 272,158	272,158	272,158		272,158		272,158		272,158		$ 272,158		272,158		272,158	272,158	272,158		272,158		272,158		272,158	272,158	201,164			180,250		250,000
Average Annual Return, Percent		35.29%										3.09%	[12]
C000235076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC China Equity Fund (Class A/RCEAX)— including sales load (5.75%)
Account Value	$ 9,259	$ 9,259	9,259	9,259		9,259		9,259		$ 9,259		$ 9,259		9,259		9,259	9,259	9,259		9,259		9,259		9,259	9,259	7,736			7,908	$ 9,425
Average Annual Return, Percent		12.75%								(3.07%)	[13]
C000235076 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC China Equity Fund (Class A/RCEAX) — excluding sales load
Average Annual Return, Percent		19.68%								(0.72%)	[13]
C000235077 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC China Equity Fund (Class I/RBCIX)
Account Value	$ 98,797	$ 98,797	98,797	98,797		98,797		98,797		$ 98,797		98,797		98,797		98,797	98,797	98,797		98,797		98,797		98,797	98,797	82,438			84,000	100,000
Average Annual Return, Percent		19.84%								(0.49%)	[14]
C000235075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC China Equity Fund (Class R6/RBCRX)
Account Value	$ 247,222	$ 247,222	247,222	247,222		247,222		247,222		$ 247,222		247,222		247,222		247,222	247,222	247,222		247,222		247,222		247,222	247,222	206,170			210,000	250,000
Average Annual Return, Percent		19.91%								(0.45%)	[15]
C000240113 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets ex-China Equity Fund (Class A/RECAX)— including sales load (5.75%)
Account Value	$ 12,973	$ 12,973	12,973	$ 12,973		12,973		12,973		$ 12,973		12,973		12,973		12,973	12,973	12,973		12,973		12,973		12,973	12,973	10,000	$ 9,425
Average Annual Return, Percent		22.24%		15.63%	[16]
C000240113 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets ex-China Equity Fund (Class A/RECAX) — excluding sales load
Average Annual Return, Percent		29.73%		19.52%	[16]
C000240114 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets ex-China Equity Fund (Class I/RECIX)
Account Value	$ 345,611	$ 345,611	345,611	$ 345,611		345,611		345,611		345,611		345,611		345,611		345,611	345,611	345,611		345,611		345,611		345,611	345,611	265,750	250,000
Average Annual Return, Percent		30.05%		19.81%	[17]
C000240115 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets ex-China Equity Fund (Class R6/RECRX)
Account Value	$ 345,408	$ 345,408	345,408	$ 345,408		345,408		345,408		345,408		345,408		345,408		345,408	345,408	345,408		345,408		345,408		345,408	345,408	265,750	250,000
Average Annual Return, Percent		29.97%		19.77%	[18]
C000240118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Equity Fund (Class A/RIEAX)— including sales load (5.75%)
Account Value	$ 12,273	$ 12,273	12,273	$ 12,273		$ 12,273		12,273		12,273		12,273		12,273		12,273	12,273	12,273		12,273		12,273		12,273	12,273	9,557		$ 9,425
Average Annual Return, Percent		21.02%				12.09%	[19]
C000240118 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Equity Fund (Class A/RIEAX) — excluding sales load
Average Annual Return, Percent		28.42%				15.85%	[19]
C000240117 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Equity Fund (Class I/RIEIX)
Account Value	$ 130,827	$ 130,827	130,827	130,827		$ 130,827		130,827		130,827		130,827		130,827		130,827	130,827	130,827		130,827		130,827		130,827	130,827	101,600		100,000
Average Annual Return, Percent		28.77%				16.15%	[20]
C000240116 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Equity Fund (Class R6/RIERX)
Account Value	$ 327,223	$ 327,223	327,223	327,223		$ 327,223		327,223		327,223		327,223		327,223		327,223	327,223	327,223		327,223		327,223		327,223	327,223	254,000		250,000
Average Annual Return, Percent		28.83%				16.18%	[21]
C000240120 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Small Cap Equity Fund (Class A/RISSX)— including sales load (5.75%)
Account Value	$ 11,960	$ 11,960	11,960	11,960		$ 11,960		11,960		11,960		11,960		11,960		11,960	11,960	11,960		11,960		11,960		11,960	11,960	9,001		9,425
Average Annual Return, Percent		25.27%				10.49%	[22]
C000240120 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Small Cap Equity Fund (Class A/RISSX) — excluding sales load
Average Annual Return, Percent		32.88%				14.20%	[22]
C000240121 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Small Cap Equity Fund (Class I/RISIX)
Account Value	$ 127,512	$ 127,512	$ 127,512	127,512		$ 127,512		127,512		127,512		127,512		127,512		127,512	127,512	127,512		127,512		127,512		127,512	127,512	95,700		100,000
Average Annual Return, Percent			33.24%			14.50%	[23]
C000240119 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Small Cap Equity Fund (Class R6/RISRX)
Account Value	$ 318,934	$ 318,934	$ 318,934	318,934		$ 318,934		318,934		318,934		318,934		318,934		$ 318,934	318,934	318,934		318,934		318,934		318,934	$ 318,934	239,250		250,000
Average Annual Return, Percent			33.31%			14.53%	[24]
MSCI Emerging Markets Net Total Return USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Total Return USD Index
Average Annual Return, Percent		26.05%														5.75%									4.02%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 12,004.42275	$ 12,004.42275	$ 12,004.42275	12,004.42275		$ 12,004.42275		12,004.42275		12,004.42275		12,004.42275		12,004.42275		$ 12,004.42275	12,004.42275	12,004.42275		12,004.42275		12,004.42275		12,004.42275	$ 12,004.42275	10,759.6899			10,690.79806			12,518.44454	12,631.5025	11,806.81233	10,704.66761		10,836.44592	10,828.59339	10,294.08007		10,000
Average Annual Return, Percent		11.57%														0.33%									1.84%
ICE BofA 1 3 Year US Corporate And Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Corporate & Government Index
Account Value	$ 11,783.81252	$ 11,783.81252	11,783.81252	11,783.81252		11,783.81252		11,783.81252		11,783.81252		11,783.81252		11,783.81252		$ 11,783.81252	11,783.81252	11,783.81252		11,783.81252		11,783.81252		11,783.81252	$ 11,783.81252	10,993.18203			10,688.80004			11,269.36766	11,230.03143	10,825.64482	10,344.8507		10,316.26144	10,249.42221	10,115.8593		10,000
Average Annual Return, Percent		7.19%														1.71%									1.65%
ICE BofA US 1 Year Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 1-Year Treasury Bill Index
Account Value	$ 11,823.58059	$ 11,823.58059	11,823.58059	11,823.58059		11,823.58059		11,823.58059		11,823.58059		11,823.58059		11,823.58059		$ 11,823.58059	11,823.58059	11,823.58059		11,823.58059		11,823.58059		11,823.58059	$ 11,823.58059	11,163.99365			10,767.86322			10,869.99281	10,847.67561	10,608.80584	10,285.01721		10,165.01494	10,104.30457	10,035.55623		10,000
Average Annual Return, Percent		5.91%														2.19%									1.69%
MSCI ACWI Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return USD Index
Account Value	$ 23,994.26235	$ 23,994.26235	23,994.26235	23,994.26235		23,994.26235		23,994.26235		23,994.26235		$ 23,994.26235		$ 23,994.26235		$ 23,994.26235	23,994.26235	23,994.26235		$ 23,994.26235		$ 23,994.26235		23,994.26235	$ 23,994.26235	18,211.18164			15,075.15713		$ 10,000	19,000.60707	14,909.96681	13,500.13041	13,316.44934		12,130.73128	10,224.12928	9,132.182052	10,000
Average Annual Return, Percent		31.76%										6.91%		9.32%		12.19%				9.32%		9.32%
MSCI ACWI ex USA Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Net Total Return USD Index
Account Value	$ 12,833.47417	$ 12,833.47417	$ 12,833.47417	12,833.47417		$ 12,833.47417		12,833.47417		12,833.47417		$ 12,833.47417		$ 12,833.47417		$ 12,833.47417	$ 12,833.47417	12,833.47417		$ 12,833.47417		$ 12,833.47417		12,833.47417	12,833.47417	10,237.85091		10,000	11,125.72238			14,867.2483	11,997.87413	11,648.2327	11,793.16276		11,588.90814	9,688.931812	8,868.080072	$ 10,000
Average Annual Return, Percent			25.35%			14.90%											7.59%					5.42%
MSCI Emerging Markets Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Total Return USD Index
Account Value	$ 12,118.5981	$ 12,118.5981	$ 12,118.5981	$ 12,118.5981		$ 12,118.5981		$ 12,118.5981		12,118.5981		12,118.5981		12,118.5981		$ 12,118.5981	$ 12,118.5981	$ 12,118.5981		12,118.5981		$ 12,118.5981		$ 12,118.5981	12,118.5981	9,613.957932	10,000		8,606.996737			$ 11,973.15635	$ 10,129.21063	$ 9,163.489074	$ 9,352.067987	$ 10,000	$ 11,543.57041	$ 9,426.441749	$ 8,071.733709		$ 10,000
Average Annual Return, Percent		26.05%		14.77%				2.94%								5.75%		2.94%						4.02%
MSCI China Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Net Total Return USD Index
Account Value	$ 10,921	$ 10,921	10,921	$ 10,921		10,921		$ 10,921		$ 10,921		10,921		10,921		$ 10,921	10,921	$ 10,921		10,921		10,921		$ 10,921	10,921	8,815			8,376	10,000
Average Annual Return, Percent		23.89%								3.63%
MSCI China All Shares Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Net Total Return USD Index
Account Value	$ 10,278	$ 10,278	10,278	10,278		10,278		10,278		$ 10,278		10,278		10,278		10,278	10,278	10,278		10,278		10,278		10,278	10,278	8,543			$ 8,513	$ 10,000
Average Annual Return, Percent		20.31%								1.12%
MSCI Emerging Markets ex China Total Return Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Total Return Net Index
Account Value	$ 13,428	$ 13,428	13,428	$ 13,428		13,428		13,428		$ 13,428		13,428		13,428		13,428	13,428	13,428		13,428		13,428		13,428	13,428	10,415.77899	$ 10,000
Average Annual Return, Percent		27.40%		17.87%
MSCI EAFE Total Return Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Total Return Net Index
Account Value	$ 12,903.55435	$ 12,903.55435	12,903.55435	$ 12,903.55435		$ 12,903.55435		12,903.55435		12,903.55435		12,903.55435		12,903.55435		12,903.55435	12,903.55435	12,903.55435		12,903.55435		12,903.55435		12,903.55435	12,903.55435	10,342.23058		10,000
Average Annual Return, Percent		24.77%				15.25%
MSCI ACWI ex USA Small Cap Total Return Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Total Return Net Index
Account Value	$ 12,662.98516	$ 12,662.98516	$ 12,662.98516	$ 12,662.98516		$ 12,662.98516		$ 12,662.98516		$ 12,662.98516		$ 12,662.98516		$ 12,662.98516		$ 12,662.98516	$ 12,662.98516	$ 12,662.98516		$ 12,662.98516		$ 12,662.98516		$ 12,662.98516	$ 12,662.98516	$ 10,273.94961		$ 10,000
Average Annual Return, Percent	14.05%		23.25%			14.05%

[1]	The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class A.
[2]	Commenced operations on December 3, 2014.
[3]	The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class R6.
[4]	The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class A.
[5]	Commenced operations on December 3, 2014.
[6]	The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class R6.
[7]	The Fund’s Class A shares commenced operations on April 19, 2022. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class A.
[8]	Commenced operations on February 9, 2018.
[9]	Commenced operations on February 9, 2018.
[10]	Commenced operations on December 15, 2021.
[11]	Commenced operations on December 15, 2021.
[12]	Commenced operations on December 15, 2021.
[13]	Commenced operations on April 11, 2022.
[14]	Commenced operations on April 11, 2022.
[15]	Commenced operations on April 11, 2022.
[16]	Commenced operations on December 15, 2022.
[17]	Commenced operations on December 15, 2022.
[18]	Commenced operations on December 15, 2022.
[19]	Commenced operations on December 14, 2022.
[20]	Commenced operations on December 14, 2022.
[21]	Commenced operations on December 14, 2022.
[22]	Commenced operations on December 14, 2022.
[23]	Commenced operations on December 14, 2022.
[24]	Commenced operations on December 14, 2022.